Related party transactions - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 01, 2021
Related Party Transaction [Line Items]
Operating lease, lease income	$ 1,747,562	$ 1,717,382	$ 3,512,653	$ 3,441,187
Revenues	1,958,145	1,924,381	3,976,233	3,790,103
SES | Related Party
Related Party Transaction [Line Items]
Operating lease, lease income	$ 34,000	34,000	$ 66,000	62,000
General Electric | Related Party
Related Party Transaction [Line Items]
Operating lease, lease income		39,000		79,000
Purchases from related party		66,000		119,000
Revenues		$ 10,000		$ 24,000
General Electric | Related Party | AerCap Holdings N.V.
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)					46.00%
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%		50.00%